Other liabilities - Narrative (Details) € in Millions	Dec. 31, 2024 EUR (€)
Due within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	€ 979
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	706
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	539
Thereafter
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	€ 506